Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 16,003	$ 16,413
Amount at end of year	17,510	16,003	$ 16,413
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	123	134	111
Increases charged to profit or loss	30	6	23
Decreases charged to profit or loss		(16)
Applications due to utilization	(1)	(1)
Translation differences	(1)
Amount at end of year	$ 151	$ 123	$ 134